John Hancock
Preferred Income Fund
Quarterly portfolio holdings 10/31/2020

Fund’s investments
As of 10-31-20 (unaudited)
	Shares	Value
Preferred securities (A) 110.7% (75.1% of Total investments)		$538,284,755
(Cost $548,890,741)
Communication services 12.8%		62,146,496
Diversified telecommunication services 2.8%
Qwest Corp., 6.125% (B)	30,000	756,600
Qwest Corp., 6.500%	136,705	3,473,674
Qwest Corp., 6.750%	360,000	9,406,800
Wireless telecommunication services 10.0%
Telephone & Data Systems, Inc., 6.625% (B)	233,381	6,000,226
Telephone & Data Systems, Inc., 6.875%	119,781	3,035,251
Telephone & Data Systems, Inc., 7.000% (B)(C)	340,000	8,578,200
U.S. Cellular Corp., 6.250%	280,000	7,348,600
U.S. Cellular Corp., 6.950% (B)(C)	720,000	18,331,200
U.S. Cellular Corp., 7.250% (B)	205,514	5,215,945
Consumer discretionary 1.4%		6,801,790
Internet and direct marketing retail 1.4%
Qurate Retail, Inc., 8.000%	50,000	4,891,000
QVC, Inc., 6.250%	81,000	1,910,790
Consumer staples 2.4%		11,726,000
Food products 2.4%
Ocean Spray Cranberries, Inc., 6.250% (D)	143,000	11,726,000
Energy 1.8%		8,826,100
Oil, gas and consumable fuels 1.8%
Enbridge, Inc. (6.375% to 4-15-23, then 3 month LIBOR + 3.593%) (B)	210,000	5,359,200
NuStar Logistics LP (3 month LIBOR + 6.734%), 6.971% (E)	185,000	3,466,900
Financials 39.8%		193,547,750
Banks 21.9%
Bank of America Corp., 6.000% (B)	134,281	3,602,759
Bank of America Corp. (6.450% to 11-30-20, then 3 month LIBOR + 1.327%) (B)(C)	135,000	3,561,300
Citigroup Capital XIII (3 month LIBOR + 6.370%), 6.584% (E)	384,725	10,541,465
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%)	318,337	9,002,570
Fifth Third Bancorp, 6.000% (B)	234,293	6,222,822
First Republic Bank, 4.700% (B)	164,175	4,275,117
Fulton Financial Corp., 5.125%	140,075	3,550,901
GMAC Capital Trust I (3 month LIBOR + 5.785%), 6.065% (E)	450,544	11,597,003
Pinnacle Financial Partners, Inc., 6.750%	175,000	4,690,000
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%) (B)	188,000	4,833,480
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (B)	187,000	4,994,770
Truist Financial Corp., Series G, 5.200% (B)	351,250	8,935,800
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (B)	185,000	4,933,950
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%) (B)(C)	322,025	9,013,480
Wells Fargo & Company, 6.000%	19,973	507,913
Wells Fargo & Company, 7.500%	9,500	12,813,220
WesBanco, Inc. (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	114,000	3,013,020
Western Alliance Bancorp, 6.250%	21,000	537,810
Capital markets 6.1%
Brookfield Finance, Inc., 4.625%	125,000	3,131,250
2	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (B)(C)	235,000	$6,641,100
Morgan Stanley (6.875% to 1-15-24, then 3 month LIBOR + 3.940%)	100,000	2,794,000
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (B)(C)	595,424	17,118,440
Consumer finance 1.3%
Navient Corp., 6.000% (B)	294,071	6,487,206
Insurance 10.3%
AEGON Funding Company LLC, 5.100% (B)(C)	324,625	8,459,728
American Equity Investment Life Holding Company (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	158,375	4,127,253
American Financial Group, Inc., 5.125% (B)	153,425	4,142,475
American International Group, Inc., 5.850% (B)	249,000	6,747,900
Athene Holding, Ltd., Series A (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (B)(C)	305,000	8,167,900
Brighthouse Financial, Inc., 6.600%	281,775	7,469,855
Prudential PLC, 6.500% (B)(C)	154,500	4,152,960
Prudential PLC, 6.750% (B)(C)	51,000	1,325,490
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%) (B)(C)	58,227	1,598,913
Unum Group, 6.250%	147,500	3,899,900
Thrifts and mortgage finance 0.2%
Federal National Mortgage Association, Series S, 8.250% (F)	80,000	656,000
Industrials 1.0%		4,819,113
Trading companies and distributors 1.0%
WESCO International, Inc. (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	166,291	4,819,113
Information technology 1.0%		4,759,960
Semiconductors and semiconductor equipment 1.0%
Broadcom, Inc., 8.000% (B)	4,000	4,759,960
Real estate 4.6%		22,331,764
Equity real estate investment trusts 4.6%
American Homes 4 Rent, Series E, 6.350%	99,975	2,575,356
American Homes 4 Rent, Series F, 5.875% (B)	165,575	4,346,344
Diversified Healthcare Trust, 5.625% (B)	821,432	15,410,064
Utilities 45.9%		223,325,782
Electric utilities 17.3%
Duke Energy Corp., 5.125% (B)(C)	476,525	12,246,693
Duke Energy Corp., 5.750% (B)	240,000	6,768,000
Entergy Louisiana LLC, 5.250% (B)	141,476	3,691,109
Interstate Power & Light Company, 5.100% (B)	170,000	4,365,600
NextEra Energy, Inc., 5.279% (B)	65,000	3,214,250
NextEra Energy, Inc., 6.219% (B)	125,000	6,166,250
NSTAR Electric Company, 4.780% (B)	15,143	1,578,658
PG&E Corp., 5.500%	45,000	4,482,900
PPL Capital Funding, Inc., 5.900% (B)	786,089	19,966,661
SCE Trust II, 5.100%	267,573	6,344,156
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (B)	20,000	442,000
SCE Trust VI, 5.000%	13,725	313,479
The Southern Company, 6.750% (B)	300,000	14,502,000
Gas utilities 3.7%
South Jersey Industries, Inc., 5.625% (B)	239,275	6,094,334
South Jersey Industries, Inc., 7.250%	357,100	11,859,291
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND	3

	Shares	Value
Utilities (continued)
Multi-utilities 24.9%
Algonquin Power & Utilities Corp. (6.200% to 7-1-24, then 3 month LIBOR + 4.010%)	354,930	$9,554,716
Algonquin Power & Utilities Corp. (6.875% to 10-17-23, then 3 month LIBOR + 3.677%)	526,441	14,061,239
CenterPoint Energy, Inc., 7.000% (B)	755,000	30,026,350
CMS Energy Corp., 5.625% (B)(C)	225,000	6,081,750
DTE Energy Company, 5.250% (B)	240,000	6,376,800
DTE Energy Company, 6.000% (B)(C)	92,750	2,439,325
DTE Energy Company, 6.250% (B)(C)	503,000	23,932,740
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (B)(C)	272,500	7,371,125
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (B)(C)	344,000	9,549,440
Sempra Energy, 5.750% (B)(C)	338,000	8,997,560

Sempra Energy, 6.750%	28,400	2,899,356
Common stocks 4.4% (3.0% of Total investments)		$21,335,152
(Cost $34,098,730)
Communication services 0.3%		1,637,800
Diversified telecommunication services 0.3%
CenturyLink, Inc. (B)	190,000	1,637,800
Energy 2.6%		12,499,857
Oil, gas and consumable fuels 2.6%
BP PLC, ADR (B)	172,500	2,670,300
Equitrans Midstream Corp. (B)	442,012	3,209,007
The Williams Companies, Inc. (B)(C)	345,000	6,620,550
Utilities 1.5%		7,197,495
Multi-utilities 1.5%
Dominion Energy, Inc. (B)(C)	69,300	7,197,495

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 29.1% (19.7% of Total investments)				$141,198,683
(Cost $149,364,389)
Communication services 1.4%				6,602,034
Wireless telecommunication services 1.4%
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)(G)	6.875	07-19-27	6,955,000	6,602,034
Consumer discretionary 2.5%				11,982,390
Automobiles 2.5%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (G)	5.700	09-30-30	3,000,000	3,105,000
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (G)	6.500	09-30-28	8,922,000	8,877,390
Consumer staples 0.2%				826,650
Food products 0.2%
Land O' Lakes, Inc. (D)(G)	8.000	07-16-25	835,000	826,650
Energy 4.3%				20,982,142
Oil, gas and consumable fuels 4.3%
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (G)	7.375	12-15-22	11,787,000	7,661,550
Energy Transfer Operating LP (3 month LIBOR + 3.018%) (B)(E)	3.269	11-01-66	8,800,000	4,532,000
Energy Transfer Operating LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (B)(C)(G)	6.625	02-15-28	8,000,000	5,680,000
4	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (G)	6.875	02-15-23	3,700,000	$3,108,592
Financials 14.9%				72,429,632
Banks 9.1%
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (B)(G)	7.750	09-15-23	1,837,000	1,894,076
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) (G)	8.000	06-15-24	3,226,000	3,459,885
Citigroup, Inc. (6.125% to 2-15-21, then 3 month LIBOR + 4.478%) (G)	6.125	02-15-21	1,650,000	1,630,214
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (B)(G)	6.375	04-06-24	7,500,000	7,508,850
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (G)	5.625	07-01-25	3,500,000	3,736,250
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (G)	5.625	07-15-30	2,000,000	2,237,500
JPMorgan Chase & Co. (3 month LIBOR + 3.320%) (B)(C)(E)(G)	3.545	01-01-21	5,230,000	4,864,214
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)(G)	6.750	02-01-24	6,000,000	6,560,151
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (B)(G)	7.500	06-27-24	7,500,000	7,912,500
Regions Financial Corp. (5.750% to 6-15-25, then 5 Year CMT + 5.430%) (G)	5.750	06-15-25	2,300,000	2,463,875
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (B)(G)	5.900	06-15-24	2,000,000	2,017,437
Capital markets 0.9%
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (B)(G)	5.375	06-01-25	3,800,000	4,161,000
Consumer finance 1.0%
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (G)	6.125	06-23-25	4,300,000	4,635,400
Diversified financial services 0.8%
Enstar Finance LLC (5.750% to 9-1-25, then 5 Year CMT + 5.468%)	5.750	09-01-40	4,000,000	4,064,450
Insurance 3.1%
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (G)	6.000	06-01-25	2,500,000	2,656,250
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (B)(C)(G)	5.875	03-15-28	5,000,000	5,542,700
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (B)(D)(G)	7.000	05-13-25	8,536,000	7,084,880
Materials 0.6%				2,945,704
Chemicals 0.6%
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) (D)	8.500	01-23-81	2,900,000	2,945,704
Utilities 5.2%				25,430,131
Electric utilities 3.2%
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440%) (B)(C)	6.750	06-15-76	3,224,000	3,570,580
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (B)(C)(G)	6.250	02-01-22	8,000,000	7,854,572
The Southern Company (4.000% to 1-15-26, then 5 Year CMT + 3.733%) (B)	4.000	01-15-51	4,000,000	4,067,674
Multi-utilities 2.0%
CMS Energy Corp. (4.750% to 3-1-30, then 5 Year CMT + 4.116%) (B)(C)	4.750	06-01-50	4,250,000	4,543,049

Dominion Energy, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%) (B)(C)	5.750	10-01-54	5,000,000	5,394,256
Capital preferred securities (H) 0.1% (0.1% of Total investments)				$583,700
(Cost $588,281)
Financials 0.1%				583,700
Banks 0.1%
Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (B)(E)(G)	5.570	11-30-20	583,000	583,700

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND	5

	Par value^	Value
Short-term investments 3.1% (2.1% of Total investments)		$15,250,000
(Cost $15,250,000)
Repurchase agreement 3.1%		15,250,000
Repurchase Agreement with State Street Corp. dated 10-30-20 at 0.000% to be repurchased at $15,250,000 on 11-2-20, collateralized by $15,562,000 U.S. Treasury Notes, 0.125% due 9-30-22 (valued at $15,555,091)	15,250,000	15,250,000
Total investments (Cost $748,192,141) 147.4%		$716,652,290
Other assets and liabilities, net (47.4%)		(230,295,329)
Total net assets 100.0%		$486,356,961

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(B)	All of a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 10-31-20 was $453,520,297. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $198,546,527.
(C)	All or a portion of this security is on loan as of 10-31-20, and is a component of the fund's leverage under the Credit Facility Agreement.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Non-income producing security.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
The fund had the following country composition as a percentage of total investments on 10-31-20:
United States	89.5%
Canada	5.0%
United Kingdom	3.0%
Bermuda	1.2%
Other countries	1.3%
TOTAL	100.0%
6	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	640	Short	Dec 2020	$(89,068,915)	$(88,460,000)	$608,915
						$608,915
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	73,000,000	USD	Fixed 2.136%	USD 3 month LIBOR BBA(a)	Semi-Annual	Quarterly	Oct 2022	—	$(2,769,033)	$(2,769,033)
								—	$(2,769,033)	$(2,769,033)

(a)	At 10-31-20, the 3 month LIBOR was 0.216%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker's Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND	7

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of October 31, 2020, by major security category or type:
	Total value at 10-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$62,146,496	$54,797,896	$7,348,600	—
Consumer discretionary	6,801,790	6,801,790	—	—
Consumer staples	11,726,000	—	11,726,000	—
Energy	8,826,100	8,826,100	—	—
Financials	193,547,750	193,547,750	—	—
Industrials	4,819,113	4,819,113	—	—
Information technology	4,759,960	4,759,960	—	—
Real estate	22,331,764	22,331,764	—	—
Utilities	223,325,782	215,954,657	7,371,125	—
Common stocks	21,335,152	21,335,152	—	—
Corporate bonds	141,198,683	—	141,198,683	—
Capital preferred securities	583,700	—	583,700	—
Short-term investments	15,250,000	—	15,250,000	—
Total investments in securities	$716,652,290	$533,174,182	$183,478,108	—
Derivatives:
Assets
Futures	$608,915	$608,915	—	—
Liabilities
Swap contracts	(2,769,033)	—	$(2,769,033)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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